UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2019
MFS®  Charter Income Trust

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 122.3%
Aerospace – 0.7%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$140,000	$ 132,552
L3 Technologies, Inc., 3.85%, 6/15/2023		213,000	216,130
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	267,463
Rolls-Royce Holdings PLC, 0.875%, 5/09/2024	EUR	150,000	170,156
TransDigm, Inc., 6.5%, 7/15/2024		$1,275,000	1,287,750
TransDigm, Inc., 6.375%, 6/15/2026		640,000	621,600
			$ 2,695,651
Apparel Manufacturers – 0.0%
Coach, Inc., 4.125%, 7/15/2027		$193,000	$ 179,557
Asset-Backed & Securitized – 2.9%
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$1,120,000	$ 1,104,377
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.093% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)		344,030	320,054
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.639% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)		304,347	304,860
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	499,483
Crest Ltd., CDO, 0.001%, (0.001% cash or 7% PIK) 1/28/2040 (p)		3,209,183	162,022
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		592,000	586,099
Flagship CLO, 2014-8A, “BRR”, FLR, 4.178% (LIBOR - 3mo. + 1.4%), 1/16/2026 (z)		1,142,526	1,134,211
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.423% (LIBOR - 3mo. + 1.65%), 1/17/2026 (n)		929,626	929,430
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.869% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)		290,500	290,500
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.48% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)		940,000	924,264
Kref Ltd., 2018-FL1, “A”, FLR, 3.588% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		385,000	384,519
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.679% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		2,526,000	2,502,980
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.587% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		693,000	681,135
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 4.17% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		1,050,000	1,026,941
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		768,632	761,481
			$ 11,612,356
Automotive – 1.4%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$2,006,000	$ 2,018,538
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)		150,000	143,625
FCA Bank S.p.A., 1%, 2/21/2022	EUR	100,000	113,459
Ferrari N.V., 1.5%, 3/16/2023		350,000	401,195
General Motors Co., 6.75%, 4/01/2046		$123,000	126,597
General Motors Financial Co., Inc., 3.45%, 4/10/2022		256,000	254,225
General Motors Financial Co., Inc., 4.35%, 1/17/2027		125,000	118,572
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		1,230,000	1,137,381
Lear Corp., 3.8%, 9/15/2027		162,000	150,876
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	100,000	115,451
LKQ European Holdings B.V., 3.625%, 4/01/2026		100,000	115,451
Volkswagen Bank GmbH, 0.75%, 6/15/2023		220,000	245,101
Volkswagen International Finance N.V., 1.875%, 3/30/2027		100,000	109,855
Volkswagen International Finance N.V., 2.7%, 12/31/2099		100,000	111,546
Volkswagen International Finance N.V., 3.375% to 6/27/2024, FLR (EUR Swap Rate - 6yr. + 2.97%) to 6/27/2028, FLR (EUR Swap Rate - 6yr. + 2.22%) to 6/27/2044, FLR (EUR Swap Rate - 6yr. + 3.97%) to 12/31/2099		200,000	221,924
			$ 5,383,796
Broadcasting – 2.2%
Fox Corp., 4.709%, 1/25/2029 (n)		$43,000	$ 44,616
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		720,000	741,600
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		785,000	802,662
Match Group, Inc., 6.375%, 6/01/2024		1,010,000	1,065,550
Netflix, Inc., 5.875%, 2/15/2025		1,055,000	1,118,300
Netflix, Inc., 4.875%, 4/15/2028		325,000	316,469
Netflix, Inc., 5.875%, 11/15/2028 (n)		1,145,000	1,192,575

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	625,000	$ 752,849
RELX Finance B.V., 1%, 3/22/2024		150,000	172,860
SES S.A., 1.625%, 3/22/2026		200,000	224,487
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$210,000	210,525
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	418,500	498,900
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		$1,120,000	1,111,600
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		225,000	226,406
WPP Finance, 2.875%, 9/14/2046	GBP	250,000	257,154
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	120,000	134,810
			$ 8,871,363
Brokerage & Asset Managers – 0.6%
Banco BTG Pactual S.A. (Cayman Islands), 7.75% to 2/15/2024, FLR (CMT - 5yr. + 5.257%) to 2/15/2029 (n)		$990,000	$ 990,644
Charles Schwab Corp., 3.85%, 5/21/2025		229,000	237,204
E*TRADE Financial Corp., 2.95%, 8/24/2022		199,000	195,065
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	100,000	112,863
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$178,000	177,360
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		292,000	298,638
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		230,000	229,924
			$ 2,241,698
Building – 2.9%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,175,000	$ 1,204,375
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		610,000	619,912
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		898,000	835,982
Core & Main LP, 6.125%, 8/15/2025 (z)		605,000	582,313
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		205,000	178,620
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		205,000	197,825
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		930,000	860,250
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		133,000	123,790
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		179,000	166,092
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		320,000	302,000
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		945,000	949,725
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		1,106,000	1,070,055
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		637,000	635,407
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,530,000	1,552,950
Standard Industries, Inc., 6%, 10/15/2025 (n)		885,000	923,719
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,015,000	1,040,375
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		205,000	195,775
			$ 11,439,165
Business Services – 2.6%
Ascend Learning LLC, 6.875%, 8/01/2025 (z)		$445,000	$ 436,100
CDK Global, Inc., 4.875%, 6/01/2027		1,265,000	1,243,128
Cisco Systems, Inc., 2.2%, 2/28/2021		350,000	346,520
Equinix, Inc., 5.375%, 4/01/2023		825,000	839,438
Equinix, Inc., 5.75%, 1/01/2025		797,000	829,876
Equinix, Inc., 5.875%, 1/15/2026		490,000	513,275
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		146,000	146,521
Fidelity National Information Services, Inc., 5%, 10/15/2025		39,000	41,093
Fidelity National Information Services, Inc., 3%, 8/15/2026		267,000	248,989
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		955,000	934,408
First Data Corp., 5%, 1/15/2024 (n)		1,705,000	1,749,773
MSCI, Inc., 4.75%, 8/01/2026 (n)		940,000	940,000
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		575,000	609,500
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		1,100,000	1,061,500
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		550,000	562,375
			$ 10,502,496

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 5.6%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$505,000	$ 516,363
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		2,110,000	2,161,431
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		780,000	798,525
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,555,000	1,601,168
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		895,000	919,333
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		135,000	144,531
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		705,000	712,931
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,135,000	2,139,782
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		500,000	527,500
DISH DBS Corp., 5.875%, 11/15/2024		845,000	711,659
Eutelsat S.A., 2%, 10/02/2025	EUR	100,000	112,316
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		$310,000	299,925
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,030,000	939,875
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	201,118
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$1,000,000	1,011,250
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		900,000	932,625
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	718,439
Sky PLC, 2.5%, 9/15/2026	EUR	250,000	307,440
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$2,000,000	1,925,000
Time Warner Cable, Inc., 4.5%, 9/15/2042		119,000	99,948
Videotron Ltd., 5.375%, 6/15/2024 (n)		350,000	364,070
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,620,000	1,644,300
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		700,000	696,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		1,100,000	1,101,144
VTR Finance B.V., 6.875%, 1/15/2024 (n)		431,000	442,853
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,155,000	1,122,891
			$ 22,152,917
Chemicals – 2.1%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$261,000	$ 249,439
Argentum Netherlands B.V. for Givaudan S.A., 2%, 9/17/2030	EUR	100,000	119,350
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$1,635,000	1,622,737
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	594,750
OCI N.V., 5%, 4/15/2023	EUR	530,000	635,261
OCI N.V., 6.625%, 4/15/2023 (n)		$1,155,000	1,195,425
PolyOne Corp., 5.25%, 3/15/2023		865,000	884,463
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024		273,000	283,101
Sasol Financing USA LLC, 6.5%, 9/27/2028		313,000	329,234
SPCM S.A., 4.875%, 9/15/2025 (n)		1,450,000	1,424,625
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	815,000	925,742
Starfruit Finco B.V./Starfruit US Holdco LLC, 6.5%, 10/01/2026		200,000	227,176
			$ 8,491,303
Computer Software – 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$780,000	$ 795,377
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		670,000	710,833
Microsoft Corp., 4.1%, 2/06/2037		436,000	456,012
			$ 1,962,222
Computer Software - Systems – 1.2%
Apple, Inc., 4.5%, 2/23/2036		$217,000	$ 233,514
Apple, Inc., 3.6%, 7/31/2042	GBP	130,000	199,526
Apple, Inc., 4.25%, 2/09/2047		$223,000	228,048
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		140,000	145,950
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		395,000	397,469
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,065,000	1,075,650
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		625,000	640,625
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,705,000	1,739,100
			$ 4,659,882

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.8%
Amsted Industries Co., 5%, 3/15/2022 (n)		$1,935,000	$ 1,935,000
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,365,000	1,392,300
CFX Escrow Corp., 6%, 2/15/2024 (z)		130,000	134,225
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		700,000	729,750
EnerSys, 5%, 4/30/2023 (n)		1,635,000	1,626,825
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,775,000	1,743,937
Gates Global LLC, 6%, 7/15/2022 (n)		436,000	437,705
General Electric Co., 4.5%, 3/11/2044		81,000	72,281
Roper Technologies, Inc., 4.2%, 9/15/2028		152,000	152,930
Smiths Group PLC, 2%, 2/23/2027	EUR	200,000	227,212
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		$1,040,000	1,060,800
TriMas Corp., 4.875%, 10/15/2025 (n)		1,195,000	1,174,088
United Technologies Corp., 4.625%, 11/16/2048		190,000	191,407
Wabtec Corp., 4.7%, 9/15/2028		140,000	138,168
			$ 11,016,628
Construction – 0.8%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$450,000	$ 70,875
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		853,000	130,083
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		1,470,000	1,412,578
Toll Brothers Finance Corp., 4.875%, 11/15/2025		335,000	333,744
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,335,000	1,253,231
			$ 3,200,511
Consumer Products – 0.7%
Coty, Inc., 4.75%, 4/15/2026 (n)	EUR	200,000	$ 222,940
Coty, Inc., 4.75%, 4/15/2026		100,000	111,470
Coty, Inc., 6.5%, 4/15/2026 (n)		$495,000	477,032
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		880,000	888,800
Energizer Holdings, Inc., 7.75%, 1/15/2027 (z)		35,000	37,275
JAB Holdings B.V., 2%, 5/18/2028	EUR	100,000	112,314
JAB Holdings B.V., 2.5%, 6/25/2029		200,000	230,081
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$250,000	251,663
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		272,000	255,901
Whirlpool Corp., 4.75%, 2/26/2029		328,000	328,197
			$ 2,915,673
Consumer Services – 1.4%
Bookings Holdings, Inc., 1.8%, 3/03/2027	EUR	200,000	$ 233,856
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	735,350
Experian Finance PLC, 4.25%, 2/01/2029 (n)		296,000	297,455
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		765,000	777,431
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	200,000	227,418
ManpowerGroup, 1.75%, 6/22/2026		150,000	173,247
Matthews International Corp., 5.25%, 12/01/2025 (n)		$845,000	817,538
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		780,000	752,700
Priceline Group, Inc., 3.55%, 3/15/2028		141,000	135,831
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,055,000	1,060,275
Visa, Inc., 4.15%, 12/14/2035		234,000	244,918
Visa, Inc., 4.3%, 12/14/2045		150,000	157,397
			$ 5,613,416
Containers – 2.8%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	250,000	$ 287,348
ARD Finance S.A., 7.125%, 9/15/2023		$850,000	852,125
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		422,718	393,862
Berry Global Group, Inc., 5.5%, 5/15/2022		840,000	850,500
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		375,000	355,781
Crown American LLC, 4.5%, 1/15/2023		875,000	883,750

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		$595,000	$ 572,688
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		815,000	817,547
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		805,000	760,725
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,321,000	1,357,327
Reynolds Group, 5.75%, 10/15/2020		494,245	495,233
Reynolds Group, 5.125%, 7/15/2023 (n)		450,000	450,000
Reynolds Group, 7%, 7/15/2024 (n)		365,000	373,213
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		337,000	332,788
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,130,812
Silgan Holdings, Inc., 4.75%, 3/15/2025		855,000	837,900
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		570,000	585,675
			$ 11,337,274
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$173,000	$ 170,752
CommScope Technologies LLC, 5%, 3/15/2027 (n)		2,385,000	2,135,290
			$ 2,306,042
Electronics – 1.1%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	175,000	$ 203,799
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$457,000	422,957
Qorvo, Inc., 5.5%, 7/15/2026 (n)		1,370,000	1,393,975
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		600,000	630,000
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,555,000	1,570,550
			$ 4,221,281
Emerging Market Quasi-Sovereign – 5.1%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$400,000	$ 405,230
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)		1,737,000	1,847,300
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049 (n)		1,486,000	1,450,187
DAE Funding LLC, 5.75%, 11/15/2023 (n)		725,000	738,594
DAE Funding LLC, 5%, 8/01/2024 (n)		1,705,000	1,690,081
Empresa Nacional del Petroleo, 3.75%, 8/05/2026		568,000	550,119
Empresa Nacional del Petroleo, 5.25%, 11/06/2029 (n)		767,000	810,667
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		1,022,000	1,020,387
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028		1,024,000	1,048,953
KazMunayGas National Co., JSC, 5.375%, 4/24/2030 (n)		500,000	517,500
NTPC Ltd., 4.25%, 2/26/2026		442,000	433,097
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		351,000	381,888
Office Cherifien des Phosphates, 6.875%, 4/25/2044		200,000	217,600
Petrobras Global Finance B.V., 5.299%, 1/27/2025		1,548,000	1,562,706
Petrobras Global Finance B.V., 5.75%, 2/01/2029		1,307,000	1,302,883
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		1,062,000	1,046,070
Petroleos del Peru S.A., 4.75%, 6/19/2032		475,000	467,875
Petroleos Mexicanos, 1.875%, 4/21/2022	EUR	150,000	165,915
Petroleos Mexicanos, 6.5%, 1/23/2029		$1,532,000	1,457,545
PT Indonesia Asahan Aluminium (Persero), 6.53%, 11/15/2028 (n)		450,000	493,217
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		944,000	1,026,214
PT Perusahaan Listrik Negara, 2.875%, 10/25/2025 (n)	EUR	200,000	236,371
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		$1,315,000	1,463,921
			$ 20,334,320
Emerging Market Sovereign – 9.3%
Arab Republic of Egypt, 8.5%, 1/31/2047		$1,025,000	$ 1,048,682
Dominican Republic, 5.95%, 1/25/2027		842,000	872,733
Dominican Republic, 6%, 7/19/2028 (n)		550,000	569,250
Dominican Republic, 6.5%, 2/15/2048 (n)		150,000	150,375
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		593,000	630,063
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		1,398,000	1,526,197

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Federative Republic of Brazil, 5%, 1/27/2045		$550,000	$ 500,500
Government of Ukraine, 8.994%, 2/01/2024 (n)		593,000	587,082
Government of Ukraine, 7.75%, 9/01/2024		1,047,000	986,588
Government of Ukraine, 9.75%, 11/01/2028 (n)		986,000	987,440
Hellenic Republic, 3.45%, 4/02/2024 (z)	EUR	1,300,000	1,520,636
Hellenic Republic, 3.375%, 2/15/2025		5,000,000	5,732,933
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		$1,598,000	1,629,928
Oriental Republic of Uruguay, 4.375%, 1/23/2031		500,000	509,750
Oriental Republic of Uruguay, 4.975%, 4/20/2055		563,000	566,102
Republic of Angola, 9.375%, 5/08/2048		954,000	1,018,662
Republic of Argentina, 6.875%, 4/22/2021		494,000	468,564
Republic of Argentina, 4.625%, 1/11/2023		2,650,000	2,248,551
Republic of Argentina, 7.5%, 4/22/2026		1,170,000	1,018,497
Republic of Argentina, 6.875%, 1/26/2027		1,210,000	1,004,300
Republic of Colombia, 5.2%, 5/15/2049		1,481,000	1,514,322
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	1,005,652
Republic of Hungary, 5.75%, 11/22/2023		$486,000	532,170
Republic of Hungary, 7.625%, 3/29/2041		470,000	685,037
Republic of Indonesia, 8.25%, 5/15/2029	IDR	21,298,000,000	1,562,812
Republic of Indonesia, 8.375%, 3/15/2034		13,560,000,000	984,592
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$550,000	603,339
Republic of South Africa, 4.875%, 4/14/2026		260,000	257,175
Republic of South Africa, 5.875%, 6/22/2030		409,000	418,847
Republic of Sri Lanka, 6.125%, 6/03/2025		643,000	614,345
Republic of Turkey, 7.25%, 12/23/2023		1,050,000	1,094,531
Republic of Turkey, 7.375%, 2/05/2025		550,000	575,300
Republic of Turkey, 4.875%, 10/09/2026		1,432,000	1,292,666
Russian Federation, 4.75%, 5/27/2026		800,000	812,000
United Mexican States, 4.5%, 4/22/2029		1,500,000	1,509,765
			$ 37,039,386
Energy - Independent – 2.9%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		$451,812	$ 370
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024		855,000	271,463
Callon Petroleum Co., 6.375%, 7/01/2026		950,000	950,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		440,000	433,950
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		910,000	881,562
Diamondback Energy, Inc., 5.375%, 5/31/2025		1,455,000	1,505,925
Gulfport Energy Corp., 6%, 10/15/2024		665,000	603,488
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)		580,000	506,050
Jagged Peak Energy LLC, 5.875%, 5/01/2026 (n)		580,000	585,981
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		920,000	917,700
Oasis Petroleum, Inc., 6.25%, 5/01/2026 (n)		825,000	785,813
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)		245,000	242,477
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		1,945,000	1,925,550
Sanchez Energy Corp., 6.125%, 1/15/2023		680,000	102,850
SM Energy Co., 6.75%, 9/15/2026		915,000	876,112
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	950,528
			$ 11,539,819
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$487,000	$ 486,487
Eni S.p.A., 4%, 9/12/2023 (n)		200,000	202,243
			$ 688,730
Entertainment – 0.9%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025		$325,000	$ 299,813
Constellation Merger Sub, Inc., 8.5%, 9/15/2025 (z)		200,000	191,500
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,325,000	1,354,812

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		$1,775,000	$ 1,748,375
			$ 3,594,500
Financial Institutions – 1.0%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$379,000	$ 341,872
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		490,000	494,900
EXOR N.V., 1.75%, 1/18/2028	EUR	200,000	217,955
GE Capital International Funding Co., 3.373%, 11/15/2025		$382,000	367,601
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		2,075,000	2,145,031
Wand Merger Corp., 8.125%, 7/15/2023 (n)		425,000	432,438
			$ 3,999,797
Food & Beverages – 2.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	150,000	$ 166,714
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$80,000	73,336
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		110,000	115,572
Aramark Services, Inc., 4.75%, 6/01/2026		1,290,000	1,280,325
Constellation Brands, Inc., 4.4%, 11/15/2025		227,000	232,771
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		1,605,000	1,584,938
Danone S.A., 2.077%, 11/02/2021 (n)		236,000	228,990
Danone S.A., 2.589%, 11/02/2023 (n)		553,000	532,286
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		965,000	997,569
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		365,000	375,220
Kraft Heinz Foods Co., 5.2%, 7/15/2045		31,000	28,841
Kraft Heinz Foods Co., 4.375%, 6/01/2046		130,000	107,816
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		705,000	708,525
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		420,000	420,525
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)		1,535,000	1,508,138
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,650,000	1,674,750
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	301,955
			$ 10,338,271
Forest & Paper Products – 0.2%
Suzano Austria GmbH, 6%, 1/15/2029 (n)		$701,000	$ 742,534
Gaming & Lodging – 2.3%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$715,000	$ 730,194
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		1,060,000	1,097,619
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		145,000	149,402
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)		950,000	954,750
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,350,000	1,343,250
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)		870,000	861,300
MGM Resorts International, 6.625%, 12/15/2021		445,000	473,925
MGM Resorts International, 6%, 3/15/2023		460,000	481,275
MGM Resorts International, 5.75%, 6/15/2025		455,000	462,963
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		495,000	496,238
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		835,000	839,175
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)		890,000	900,368
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		420,000	418,026
			$ 9,208,485
Health Maintenance Organizations – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$201,000	$ 204,181
Healthcare Revenue - Hospitals – 0.1%
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		$346,000	$ 366,511
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 4.65%, 8/15/2030		221,000	234,280
			$ 600,791

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 0.7%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)		$845,000	$ 825,988
Grainger PLC, 3.375%, 4/24/2028	GBP	120,000	157,552
Investor AB, 1.5%, 9/12/2030	EUR	200,000	232,502
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$1,685,000	1,638,662
			$ 2,854,704
Insurance – 0.2%
American International Group, Inc., 1.875%, 6/21/2027	EUR	110,000	$ 123,777
Argentum Zurich Insurance, 3.5%, 10/01/2046		200,000	248,123
NN Group N.V., 4.625% to 4/08/2024, FLR (EURIBOR - 3mo. + 3.95%) to 4/08/2044		200,000	249,052
			$ 620,952
Insurance - Health – 0.5%
Aetna, Inc., 2.8%, 6/15/2023		$317,000	$ 308,609
Centene Corp., 6.125%, 2/15/2024		590,000	617,288
Centene Corp., 5.375%, 6/01/2026 (n)		1,095,000	1,136,062
			$ 2,061,959
Insurance - Property & Casualty – 0.8%
AssuredPartners Inc., 7%, 8/15/2025 (n)		$875,000	$ 831,250
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		234,000	233,441
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		95,000	94,079
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	221,550
Chubb INA Holdings, Inc., 2.5%, 3/15/2038	EUR	126,000	145,753
Hiscox Ltd., 6.125%, 11/24/2045	GBP	100,000	143,270
Hub International Ltd., 7%, 5/01/2026 (n)		$830,000	813,400
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		159,000	159,702
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		131,000	128,256
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	200,000	283,242
XLIT Ltd., 3.25%, 6/29/2047	EUR	230,000	268,925
			$ 3,322,868
International Market Quasi-Sovereign – 0.5%
BNG Bank N.V., 0.75%, 1/11/2028	EUR	1,039,000	$ 1,197,894
KFW German Government Development Bank, 1.125%, 6/15/2037		510,000	584,032
Landsbanki Islands HF, 1.125%, 1/19/2024		150,000	165,390
			$ 1,947,316
International Market Sovereign – 11.9%
Bundesrepublik Deutschland, 0.25%, 8/15/2028	EUR	969,000	$ 1,114,471
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	2,250,000	1,684,007
Commonwealth of Australia, 2.75%, 6/21/2035		2,100,000	1,565,111
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	1,185,000	1,894,703
Government of Bermuda, 4.75%, 2/15/2029 (n)		$487,000	507,697
Government of Canada, 1.5%, 6/01/2026	CAD	3,357,000	2,481,545
Government of Canada, 5%, 6/01/2037		1,800,000	1,954,469
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026		1,442,974	1,421,614
Government of Japan, 2.4%, 3/20/2037	JPY	565,100,000	6,880,415
Government of Japan, 0.5%, 6/20/2038		413,000,000	3,769,558
Government of Norway, 2%, 4/26/2028	NOK	19,725,000	2,356,170
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	780,000	882,966
Kingdom of Spain, 2.75%, 10/31/2024		540,000	693,099
Kingdom of Spain, 5.15%, 10/31/2028		3,755,000	5,813,425
Kingdom of Spain, 5.15%, 10/31/2044		330,000	584,338
Republic of Italy, 2%, 2/01/2028		2,144,000	2,331,691
Republic of Italy, 1.65%, 3/01/2032		297,000	289,398
Republic of Italy, 4%, 2/01/2037		780,000	961,041
Republic of Portugal, 2.875%, 10/15/2025		889,000	1,151,898
Republic of Portugal, 2.125%, 10/17/2028		4,705,000	5,734,057

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Portugal, 4.1%, 4/15/2037	EUR	355,000	$ 515,973
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	1,163,000	1,976,746
United Kingdom Treasury, 3.75%, 7/22/2052		510,000	1,013,861
			$ 47,578,253
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	100,000	$ 112,921
Local Authorities – 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	$ 236,508
Province of British Columbia, 2.3%, 6/18/2026		370,000	278,098
			$ 514,606
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/19/2026	EUR	200,000	$ 226,937
Major Banks – 2.2%
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	100,000	$ 120,260
Bank of America Corp., 2.625%, 4/19/2021		$370,000	367,588
Bank of America Corp., 3.004%, 12/20/2023		272,000	268,442
Bank of America Corp., 3.5%, 4/19/2026		400,000	397,272
Bank of America Corp., 3.248%, 10/21/2027		462,000	442,523
Bank of New York Mellon Corp., 2.95%, 1/29/2023		414,000	412,084
Bankia S.A., 6% to 7/18/2022, FLR (EUR Swap Rate - 5yr. + 5.819%) to 12/31/2099	EUR	400,000	446,812
Barclays Bank PLC, 6%, 1/14/2021		250,000	309,644
Barclays PLC, 3.125%, 1/17/2024	GBP	150,000	199,582
Credit Agricole S.A., 0.75%, 12/05/2023	EUR	200,000	230,452
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		150,000	170,008
HSBC Holdings PLC, 4.375%, 11/23/2026		$269,000	270,709
JPMorgan Chase & Co., 2.95%, 10/01/2026		601,000	573,424
JPMorgan Chase & Co., 3.54%, 5/01/2028		291,000	285,986
JPMorgan Chase & Co., 4.26%, 2/22/2048		153,000	150,764
Morgan Stanley, 3.125%, 7/27/2026		426,000	407,184
Nationwide Building Society, 1.5%, 3/08/2026	EUR	100,000	112,669
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$439,000	435,727
Svenska Handelsbanken AB, 5.25%, 12/29/2049		239,000	236,909
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		1,620,000	1,628,100
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	300,000	347,740
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR (LIBOR - 3mo. + 0.954%) to 8/15/2023 (n)		$750,000	733,569
Wells Fargo & Co., 4.15%, 1/24/2029		188,000	192,292
			$ 8,739,740
Medical & Health Technology & Services – 3.3%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023		$820,000	$ 813,850
Avantor, Inc., 9%, 10/01/2025 (n)		760,000	814,150
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	250,000	288,863
Becton, Dickinson and Co., 3.734%, 12/15/2024		$239,000	239,193
DaVita, Inc., 5%, 5/01/2025		585,000	564,525
Encompass Health Corp., 5.75%, 9/15/2025		350,000	353,500
HCA, Inc., 7.5%, 2/15/2022		1,085,000	1,189,431
HCA, Inc., 5%, 3/15/2024		890,000	929,762
HCA, Inc., 5.375%, 2/01/2025		1,400,000	1,452,066
HCA, Inc., 5.875%, 2/15/2026		855,000	903,094
HealthSouth Corp., 5.125%, 3/15/2023		1,425,000	1,435,687
HealthSouth Corp., 5.75%, 11/01/2024		75,000	75,773
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)		675,000	619,313
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	199,085
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	290,912
Northwell Healthcare, Inc., 4.26%, 11/01/2047		172,000	164,753

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)		$485,000	$ 478,797
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		510,000	518,925
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		735,000	753,375
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		476,000	451,939
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		800,000	746,000
			$ 13,282,993
Medical Equipment – 0.7%
Abbott Laboratories, 4.9%, 11/30/2046		$300,000	$ 327,944
Teleflex, Inc., 5.25%, 6/15/2024		960,000	980,400
Teleflex, Inc., 4.875%, 6/01/2026		720,000	729,000
Teleflex, Inc., 4.625%, 11/15/2027		905,000	898,276
			$ 2,935,620
Metals & Mining – 3.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$720,000	$ 723,254
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	201,784
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		$870,000	854,775
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		1,300,000	1,186,250
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		1,975,000	2,086,094
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,805,000	1,845,612
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		920,000	848,700
Novelis Corp., 5.875%, 9/30/2026 (n)		1,265,000	1,233,375
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		905,000	841,650
Steel Dynamics, Inc., 4.125%, 9/15/2025		440,000	427,830
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)		610,000	620,675
TMS International Corp., 7.25%, 8/15/2025 (n)		745,000	711,475
Vale Overseas Ltd., 6.25%, 8/10/2026		450,000	477,450
Vale Overseas Ltd., 6.875%, 11/10/2039		400,000	438,500
			$ 12,497,424
Midstream – 4.0%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,232,000	$ 1,238,161
APT Pipelines Ltd., 5%, 3/23/2035 (n)		280,000	277,237
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		365,000	370,019
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)		890,000	907,800
Cheniere Energy, Inc., 5.875%, 3/31/2025		1,160,000	1,235,412
DCP Midstream Operating LP, 4.95%, 4/01/2022		651,000	665,648
DCP Midstream Operating LP, 3.875%, 3/15/2023		770,000	764,225
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)		770,000	800,800
DCP Midstream Operating LP, 5.6%, 4/01/2044		615,000	568,106
EnLink Midstream Partners LP, 4.4%, 4/01/2024		1,945,000	1,889,081
MPLX LP, 4.5%, 4/15/2038		170,000	156,650
ONEOK, Inc., 4.95%, 7/13/2047		474,000	456,466
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		333,000	328,674
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,985,000	1,980,038
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		860,000	871,816
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)		775,000	778,875
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027		2,635,000	2,648,201
			$ 15,937,209
Mortgage-Backed – 2.5%
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035		$157,684	$ 169,241
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		36,891	41,173
Fannie Mae, 6%, 8/01/2034 - 2/01/2037		68,823	75,529
Freddie Mac, 2.811%, 1/25/2025		5,900,000	5,845,210
Freddie Mac, 0.109%, 2/25/2025 (i)		38,000,000	348,627
Freddie Mac, 3.194%, 7/25/2027		1,073,000	1,072,675
Freddie Mac, 0.125%, 2/25/2028 (i)		36,576,000	497,646

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.291%, 2/25/2028 (i)		$15,572,000	$ 411,801
Freddie Mac, 0.105%, 4/25/2028 (i)		15,983,000	201,215
Freddie Mac, 6%, 8/01/2034		52,438	57,585
Freddie Mac, 3.9%, 9/25/2051		1,000,000	1,051,367
			$ 9,772,069
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$248,000	$ 236,949
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		323,000	326,634
			$ 563,583
Natural Gas - Pipeline – 0.4%
Peru LNG, 5.375%, 3/22/2030		$1,558,000	$ 1,593,912
Network & Telecom – 0.6%
C&W Senior Financing Designated Activity, 7.5%, 10/15/2026 (n)		$388,000	$ 395,760
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		517,000	527,340
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		505,000	501,212
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		1,050,000	1,018,500
			$ 2,442,812
Oil Services – 0.6%
Apergy Corp., 6.375%, 5/01/2026		$1,280,000	$ 1,278,400
Diamond Offshore Drill Co., 5.7%, 10/15/2039		945,000	637,875
Nabors Industries, Inc., 5.75%, 2/01/2025		190,000	168,150
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025		376,000	359,080
			$ 2,443,505
Oils – 1.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044		$200,000	$ 191,675
Neste Oyj, 1.5%, 6/07/2024	EUR	200,000	230,741
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$2,030,000	1,994,475
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023		150,000	153,375
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		240,000	246,120
Phillips 66, 4.875%, 11/15/2044		150,000	156,258
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		1,514,000	1,608,416
			$ 4,581,060
Other Banks & Diversified Financials – 1.1%
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$720,000	$ 729,141
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	200,000	240,560
BPCE S.A., 0.625%, 9/26/2023		100,000	114,316
BPCE S.A., 5.25%, 4/16/2029	GBP	100,000	153,332
Deutsche Bank AG, 1.875%, 2/28/2020		200,000	263,425
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022		100,000	139,601
Intesa Sanpaolo S.p.A., 2.125%, 8/30/2023	EUR	200,000	232,279
JSC Kazkommertsbank, 5.5%, 12/21/2022		$1,139,000	1,134,444
KBC Group N.V., 0.875%, 6/27/2023	EUR	100,000	115,030
Macquarie Group Ltd., 1.25%, 3/05/2025		100,000	112,228
UBS AG, 5.125%, 5/15/2024		$447,000	455,158
UniCredit S.p.A., 1%, 1/18/2023	EUR	250,000	271,492
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$350,000	358,357
			$ 4,319,363
Pharmaceuticals – 0.9%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	130,000	$ 151,756
Bayer Capital Corp. B.V., 1.5%, 6/26/2026		200,000	228,778
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)		$225,000	185,484
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		710,000	667,400

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Takeda Pharmaceutical Co. Ltd., 1.125%, 11/21/2022 (z)	EUR	160,000	$ 184,204
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026 (z)		100,000	118,372
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026		150,000	177,558
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		$890,000	885,550
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		1,095,000	1,053,938
			$ 3,653,040
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$242,000	$ 247,862
Precious Metals & Minerals – 0.3%
Teck Resources Ltd., 6%, 8/15/2040		$250,000	$ 255,575
Teck Resources Ltd., 6.25%, 7/15/2041		750,000	782,625
			$ 1,038,200
Printing & Publishing – 0.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$884,000	$ 881,790
TEGNA, Inc., 5.5%, 9/15/2024 (z)		225,000	222,469
			$ 1,104,259
Real Estate - Apartment – 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	300,000	$ 328,185
Real Estate - Healthcare – 0.7%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$1,295,000	$ 1,312,806
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		1,460,000	1,449,050
			$ 2,761,856
Real Estate - Office – 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$ 246,816
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	150,000	177,280
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		150,000	167,754
			$ 591,850
Real Estate - Other – 0.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$800,000	$ 814,000
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		1,000,000	1,017,500
			$ 1,831,500
Restaurants – 0.4%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$465,000	$ 467,325
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,125,000	1,144,687
			$ 1,612,012
Retailers – 0.6%
Best Buy Co., Inc., 4.45%, 10/01/2028		$222,000	$ 214,871
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		485,000	487,425
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		755,000	743,675
Home Depot, Inc., 2.625%, 6/01/2022		231,000	229,769
Home Depot, Inc., 3%, 4/01/2026		310,000	305,305
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		435,000	426,844
			$ 2,407,889
Specialty Chemicals – 0.3%
Univar USA, Inc., 6.75%, 7/15/2023 (n)		$1,200,000	$ 1,233,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.2%
Penske Automotive Group Co., 5.375%, 12/01/2024		$185,000	$ 183,557
Penske Automotive Group Co., 5.5%, 5/15/2026		515,000	505,318
Richemont International S.A., 1.5%, 3/26/2030	EUR	100,000	116,711
			$ 805,586
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024		$480,000	$ 480,000
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	250,000	275,211
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		$1,553,000	1,576,916
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	213,437
			$ 2,545,564
Supranational – 0.6%
European Stability Mechanism, 0.75%, 3/15/2027	EUR	1,720,000	$ 2,012,112
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	122,230
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		210,000	165,156
International Finance Corp., 3.25%, 7/22/2019		305,000	217,390
			$ 2,516,888
Telecommunications - Wireless – 3.6%
Altice France S.A., 6.25%, 5/15/2024 (n)		$385,000	$ 385,000
Altice France S.A., 8.125%, 2/01/2027 (n)		675,000	678,375
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		665,000	660,844
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		635,000	563,959
American Tower Corp., REIT, 3.5%, 1/31/2023		465,000	464,767
American Tower Corp., REIT, 4%, 6/01/2025		250,000	252,440
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	153,130
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		720,000	500,400
Millicom International Cellular S.A., 5.125%, 1/15/2028		1,554,000	1,487,955
SBA Communications Corp., 4%, 10/01/2022		1,190,000	1,178,100
SBA Communications Corp., 4.875%, 9/01/2024		835,000	833,956
SBA Tower Trust, 2.898%, 10/15/2044 (n)		220,000	219,885
SFR Group S.A., 7.375%, 5/01/2026 (n)		340,000	333,625
Sprint Corp., 7.875%, 9/15/2023		1,065,000	1,139,827
Sprint Corp., 7.125%, 6/15/2024		1,490,000	1,534,700
Sprint Nextel Corp., 6%, 11/15/2022		975,000	989,137
T-Mobile USA, Inc., 6.5%, 1/15/2024		615,000	638,063
T-Mobile USA, Inc., 5.125%, 4/15/2025		945,000	968,920
T-Mobile USA, Inc., 6.5%, 1/15/2026		700,000	748,125
T-Mobile USA, Inc., 5.375%, 4/15/2027		695,000	713,244
			$ 14,444,452
Telephone Services – 0.5%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$ 391,950
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,215,000	1,211,963
TELUS Corp., 5.05%, 7/23/2020	CAD	265,000	208,353
			$ 1,812,266
Tobacco – 0.1%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	120,000	$ 136,125
Altria Group, Inc., 3.125%, 6/15/2031		100,000	113,521
Imperial Brands Finance PLC, 1.375%, 1/27/2025		150,000	167,962
			$ 417,608
Transportation - Services – 0.9%
Autostrade per l'Italia S.p.A., 6.25%, 6/09/2022	GBP	150,000	$ 216,727
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	200,000	218,423
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$250,000	307,032
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	150,000	171,993

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	$ 165,393
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		$1,970,000	1,773,000
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		470,000	371,300
Transurban Finance Co., 1.75%, 3/29/2028	EUR	200,000	228,773
			$ 3,452,641
U.S. Treasury Obligations – 16.5%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$242,000	$ 262,778
U.S. Treasury Bonds, 3.125%, 2/15/2043		755,200	762,162
U.S. Treasury Bonds, 3%, 5/15/2047 (f)		12,771,000	12,569,957
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/2025		6,173,332	6,030,150
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027		1,393,667	1,355,559
U.S. Treasury Notes, 2.625%, 11/15/2020		11,000,000	11,013,320
U.S. Treasury Notes, 2.625%, 7/15/2021		11,981,000	12,012,825
U.S. Treasury Notes, 2.125%, 9/30/2024		1,500,000	1,466,133
U.S. Treasury Notes, 2%, 11/15/2026		13,120,000	12,532,162
U.S. Treasury Notes, 2.75%, 2/15/2028		3,714,000	3,729,959
U.S. Treasury Notes, 2.875%, 5/15/2028		3,800,000	3,853,289
			$ 65,588,294
Utilities - Electric Power – 2.9%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)		$1,655,000	$ 1,626,037
Covanta Holding Corp., 5.875%, 3/01/2024		995,000	1,016,144
Covanta Holding Corp., 5.875%, 7/01/2025		230,000	229,425
Covanta Holding Corp., 6%, 1/01/2027		1,010,000	1,012,525
Drax Finco PLC, 6.625%, 11/01/2025 (n)		950,000	965,438
Duke Energy Florida LLC, 3.2%, 1/15/2027		310,000	303,399
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	205,488
Emera U.S. Finance LP, 2.7%, 6/15/2021		98,000	96,200
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	107,490
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	100,000	151,618
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	200,000	221,278
Enel Finance International N.V., 3.5%, 4/06/2028 (z)		$200,000	179,021
Exelon Corp., 3.497%, 6/01/2022		151,000	150,029
Greenko Dutch B.V., 5.25%, 7/24/2024		877,000	822,626
Innogy Finance B.V., 1.625%, 5/30/2026	EUR	170,000	200,279
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	156,005
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		$961,000	988,303
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		377,000	367,320
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,175,000	1,154,438
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	256,729
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		888,632	873,823
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		35,000	33,688
Virginia Electric & Power Co., 3.5%, 3/15/2027		475,000	472,571
			$ 11,589,874
Total Bonds			$ 487,426,677
Common Stocks – 0.2%
Energy - Independent – 0.1%
Frontera Energy Corp.		16,354	$ 155,841
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		615	$ 546,993
Total Common Stocks			$ 702,834

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans – 0.2%
Conglomerates – 0.0%
Gates Global LLC, Term Loan B2, 5.243%, 4/01/2024	$119,697	$ 119,123
Medical & Health Technology & Services – 0.2%
DaVita, Inc., Term Loan B, 5.243%, 6/24/2021	$548,788	$ 547,645
Total Floating Rate Loans		$ 666,768
Convertible Bonds – 0.0%
Cable TV – 0.0%
DISH Network Corp., 3.375%, 8/15/2026	$220,000	$ 188,958
Municipal Bonds – 0.0%
Municipals – 0.0%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027	$20,000	$ 20,430
Utilities - Municipal Owned – 0.0%
Puerto Rico Electric Power Authority Rev., “PP”, 5%, 7/01/2022	$95,000	$ 95,646
Total Municipal Bonds		$ 116,076
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	274	$ 274
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	274	137
Total Warrants				$ 411

Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.49% (v)	2,649,087	$ 2,649,087
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – April 2019 @ EUR 85	Put	Merrill Lynch International	$13,695,363	EUR 11,800,000	$4,056

Written Options (see table below) – 0.0%
(Premiums Received, $7,946)	$ (2,220)

Other Assets, Less Liabilities – (23.4)%	(93,371,248)
Net Assets – 100.0%	$398,381,399
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,649,087 and $489,105,780, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $177,137,020, representing 44.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-4/02/13	$482,712	$370
Ascend Learning LLC, 6.875%, 8/01/2025	2/12/19-2/13/19	427,486	436,100
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.093% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	344,030	320,054
CFX Escrow Corp., 6%, 2/15/2024	1/31/19	130,000	134,225
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	1/29/19-1/30/19	192,210	191,500
Core & Main LP, 6.125%, 8/15/2025	1/04/19-2/15/19	574,992	582,313
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	592,000	586,099
Enel Finance International N.V., 3.5%, 4/06/2028	10/02/18	176,295	179,021
Energizer Holdings, Inc., 7.75%, 1/15/2027	1/17/19	35,000	37,275
Flagship CLO, 2014-8A, “BRR”, FLR, 4.178% (LIBOR - 3mo. + 1.4%), 1/16/2026	2/07/19	1,135,439	1,134,211
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.48% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	940,000	924,264
Hellenic Republic, 3.45%, 4/02/2024	1/29/19	1,476,535	1,520,636
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	8/30/18	875,334	861,300
Takeda Pharmaceutical Co. Ltd., 1.125%, 11/21/2022	11/15/18	180,680	184,204
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026	11/15/18	113,184	118,372
TEGNA, Inc., 5.5%, 9/15/2024	2/28/19	223,594	222,469
Total Restricted Securities			$7,432,413
% of Net assets			1.9%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/28/19
Written Options
Underlying	Put/Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit iTraxx Europe Index	Put	Merrill Lynch International	EUR (11,800,000)	$(13,695,363)	EUR 100	April – 2019	$(2,220)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	5,470,627	USD	4,130,151	Citibank N.A.	4/12/2019	$31,233
CAD	4,646,430	USD	3,506,872	JPMorgan Chase Bank N.A.	4/12/2019	27,563
EUR	280,892	USD	319,648	Citibank N.A.	4/12/2019	903
EUR	860,072	USD	978,878	JPMorgan Chase Bank N.A.	4/12/2019	2,625
GBP	328,368	USD	424,076	Brown Brothers Harriman	4/12/2019	12,326
GBP	1,209,216	USD	1,602,350	Citibank N.A.	4/12/2019	4,705
GBP	1,500,000	USD	1,972,339	Goldman Sachs International	4/12/2019	21,168
GBP	220,427	USD	285,320	UBS AG	4/12/2019	7,629
NZD	1,478,000	USD	1,006,315	JPMorgan Chase Bank N.A.	4/12/2019	1,004
PHP	105,000,000	USD	2,016,594	Barclays Bank PLC	4/26/2019	5,322
SGD	2,141	USD	1,583	JPMorgan Chase Bank N.A.	4/12/2019	2
TRY	13,297,000	USD	2,371,353	Goldman Sachs International	4/12/2019	60,443
USD	118,202	AUD	165,000	Brown Brothers Harriman	4/12/2019	1,083
USD	3,153,682	AUD	4,408,062	Deutsche Bank AG	4/12/2019	24,795
USD	1,569,406	AUD	2,205,420	JPMorgan Chase Bank N.A.	4/12/2019	3,976
USD	1,443,850	CAD	1,892,326	JPMorgan Chase Bank N.A.	4/12/2019	4,400
USD	594,717	EUR	513,298	Citibank N.A.	4/12/2019	8,948
USD	4,736,250	EUR	4,100,025	Deutsche Bank AG	4/12/2019	57,350
USD	46,475,352	EUR	40,169,989	Goldman Sachs International	4/12/2019	633,848
USD	7,063,915	EUR	6,144,544	JPMorgan Chase Bank N.A.	4/12/2019	51,838
USD	4,978,740	EUR	4,337,752	NatWest Markets PLC	4/12/2019	28,549
USD	286,503	EUR	250,000	UBS AG	4/12/2019	1,205
USD	297,948	JPY	32,087,000	Citibank N.A.	4/12/2019	9,185
USD	38,871	JPY	4,208,061	Goldman Sachs International	4/12/2019	1,001
USD	9,666,045	JPY	1,044,472,303	JPMorgan Chase Bank N.A.	4/12/2019	266,435
USD	394,377	JPY	43,380,143	UBS AG	4/12/2019	3,983
USD	417,437	NOK	3,549,259	JPMorgan Chase Bank N.A.	4/12/2019	1,935
USD	158,170	NZD	230,000	Goldman Sachs International	4/12/2019	1,415
USD	1,984,479	SEK	17,723,000	JPMorgan Chase Bank N.A.	4/12/2019	59,657
USD	2,008,890	ZAR	27,976,000	Deutsche Bank AG	4/12/2019	33,021
						$1,367,547
Liability Derivatives
AUD	72,000	USD	52,256	Deutsche Bank AG	4/12/2019	$(1,150)
AUD	12,530	USD	8,916	JPMorgan Chase Bank N.A.	4/12/2019	(22)
CAD	1,295,000	USD	986,678	JPMorgan Chase Bank N.A.	4/12/2019	(1,600)
CAD	1,405,000	USD	1,070,516	Merrill Lynch International	4/12/2019	(1,764)
CHF	11,082	USD	11,401	UBS AG	4/12/2019	(256)
DKK	31,438	USD	4,850	NatWest Markets PLC	4/12/2019	(41)
EUR	248,646	USD	286,556	Barclays Bank PLC	4/12/2019	(2,804)
EUR	1,178,436	USD	1,359,843	Brown Brothers Harriman	4/12/2019	(15,028)
EUR	2,567,902	USD	2,942,103	Citibank N.A.	4/12/2019	(11,643)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	1,324,225	USD	1,516,534	Deutsche Bank AG	4/12/2019	$(5,346)
EUR	3,792,694	USD	4,344,503	JPMorgan Chase Bank N.A.	4/12/2019	(16,326)
EUR	315,229	USD	365,179	NatWest Markets PLC	4/12/2019	(5,444)
HKD	147,000	USD	18,814	Deutsche Bank AG	4/12/2019	(63)
JPY	164,623,793	USD	1,529,243	Citibank N.A.	4/12/2019	(47,730)
KRW	18,240,500	USD	16,326	JPMorgan Chase Bank N.A.	3/11/2019	(105)
NOK	8,300,000	USD	988,256	Citibank N.A.	4/12/2019	(16,596)
NOK	8,391,000	USD	988,886	Goldman Sachs International	4/12/2019	(6,574)
SEK	18,017,000	USD	2,036,924	JPMorgan Chase Bank N.A.	4/12/2019	(80,172)
ZAR	13,198,000	USD	987,362	Goldman Sachs International	4/12/2019	(55,223)
ZAR	27,976,682	USD	1,990,639	UBS AG	4/12/2019	(14,721)
USD	1,018,353	AUD	1,437,000	NatWest Markets PLC	4/12/2019	(1,644)
USD	18,375,727	CAD	24,428,572	Citibank N.A.	4/12/2019	(206,541)
USD	696,539	EUR	612,520	Deutsche Bank AG	4/12/2019	(2,461)
USD	283,842	EUR	250,000	Goldman Sachs International	4/12/2019	(1,455)
USD	250,087	EUR	219,894	JPMorgan Chase Bank N.A.	4/12/2019	(853)
USD	398,920	EUR	350,000	State Street Bank Corp.	4/12/2019	(496)
USD	117,103	EUR	103,000	UBS AG	4/12/2019	(440)
USD	7,004,885	GBP	5,461,813	JPMorgan Chase Bank N.A.	4/12/2019	(253,893)
USD	412,817	GBP	318,933	NatWest Markets PLC	4/12/2019	(11,047)
USD	763,742	GBP	580,000	UBS AG	4/12/2019	(7,081)
USD	20,963	MXN	408,735	JPMorgan Chase Bank N.A.	4/12/2019	(107)
USD	951,565	NZD	1,405,570	Goldman Sachs International	4/12/2019	(6,390)
USD	1,399,840	TRY	8,099,000	NatWest Markets PLC	4/12/2019	(81,330)
						$ (856,346)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro-Buxl 30 yr	Long	EUR	4	$837,345	March – 2019	$18,767
Long Gilt 10 yr	Short	GBP	3	500,524	June – 2019	5,799
U.S. Treasury Bond 30 yr	Short	USD	1	144,469	June – 2019	1,434
U.S. Treasury Note 10 yr	Short	USD	487	59,414,000	June – 2019	312,843
						$ 338,843
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	204	$30,796,306	March – 2019	$(80,102)
German Euro-Bund 10 yr	Short	EUR	56	10,529,778	March – 2019	(182,940)
U.S. Treasury Note 2 yr	Long	USD	37	7,851,227	June – 2019	(8,224)
U.S. Treasury Note 5 yr	Long	USD	7	801,937	June – 2019	(2,157)
U.S. Treasury Ultra Bond	Long	USD	29	4,628,219	June – 2019	(75,259)
U.S. Treasury Ultra Note 10 yr	Long	USD	35	4,530,859	June – 2019	(31,361)
						$(380,043)
At February 28, 2019, the fund had cash collateral of $350,000 and other liquid securities with an aggregate value of $903,551 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$411	$546,993	$547,404
Colombia	—	155,841	—	155,841
Germany	—	4,056	—	4,056
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	65,588,294	—	65,588,294
Non-U.S. Sovereign Debt	—	109,416,163	—	109,416,163
Municipal Bonds	—	716,867	—	716,867
U.S. Corporate Bonds	—	209,888,633	—	209,888,633
Residential Mortgage-Backed Securities	—	9,772,069	—	9,772,069
Commercial Mortgage-Backed Securities	—	1,935,983	—	1,935,983
Asset-Backed Securities (including CDOs)	—	9,676,374	—	9,676,374
Foreign Bonds	—	80,737,328	—	80,737,328
Floating Rate Loans	—	666,768	—	666,768
Mutual Funds	2,649,087	—	—	2,649,087
Total	$2,649,087	$488,558,787	$546,993	$491,754,867
Other Financial Instruments
Futures Contracts - Assets	$338,843	$—	$—	$338,843
Futures Contracts - Liabilities	(380,043)	—	—	(380,043)
Forward Foreign Currency Exchange Contracts - Assets	—	1,367,547	—	1,367,547
Forward Foreign Currency Exchange Contracts - Liabilities	—	(856,346)	—	(856,346)
Written Options - Liabilities	—	(2,220)	—	(2,220)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/18	$546,993
Change in unrealized appreciation or depreciation	0
Balance as of 2/28/19	$546,993
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2019 is $0. At February 28, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,623,832	29,947,514	(38,922,259)	2,649,087
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$361	$(912)	$—	$46,415	$2,649,087

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.